Consolidated Statements of Income (Parenthetical)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013 Pro Forma [Member]
Effective income tax rate	0.80%	37.60%
Minority interest ownership percentage		36.50%